Prepayments, Deposits and Other Current Assets (Details) - USD ($) $ in Thousands			1 Months Ended
	Mar. 09, 2023	Feb. 10, 2023	Feb. 27, 2023	Sep. 12, 2023	Aug. 28, 2023
Prepayments, Deposits and Other Current Assets (Details) [Line Items]
Payment of deposit	$ 3,000		$ 2,080
Prepaid service fees		$ 1,000
Mrs. Jianxia Zhuang [Member]
Prepayments, Deposits and Other Current Assets (Details) [Line Items]
Equity interest rate			100.00%
Mr. Ya Li [Member]
Prepayments, Deposits and Other Current Assets (Details) [Line Items]
Equity interest rate			100.00%
Zhou Zisu [Member]
Prepayments, Deposits and Other Current Assets (Details) [Line Items]
Equity interest rate	100.00%
Subsequent Event [Member]
Prepayments, Deposits and Other Current Assets (Details) [Line Items]
Payment withdraw				$ 2,080	$ 1,380
Mr. Ya Li [Member]
Prepayments, Deposits and Other Current Assets (Details) [Line Items]
Purchase price			$ 6,920
Mrs. Jianxia Zhuang [Member]
Prepayments, Deposits and Other Current Assets (Details) [Line Items]
Payment of deposit			$ 1,380